SUBSEQUENT EVENTS (Details)			2 Months Ended	3 Months Ended	9 Months Ended
	Mar. 15, 2021 USD ($)	Jan. 15, 2021 USD ($)	Nov. 29, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Subsequent Events [Abstract]
Convertible note (amount)	$ 367,500	$ 175,000		$ 704,538	$ 2,457,047	$ (52,391)
Subsequent Event [Member]
Subsequent Events [Abstract]
Common shares issued (in shares) | shares			1,922,707
Convertible note (amount)			$ 100,000
Subsequent Event [Member] | United States Delivery Service Company [Member]
Subsequent Events [Abstract]
Purchase price expected to be payable			$ 1,400,000
Percentage of consideration payable in cash			60.00%
Percentage of consideration payable through issuance of common stock			40.00%
Percentage interest acquired			100.00%